CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Common share USD ($) shares	Common share CNY (¥) shares	Additional paid in capital USD ($)	Additional paid in capital CNY (¥)	Retained Earnings (Accumulated Deficits) USD ($)	Retained Earnings (Accumulated Deficits) CNY (¥)	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income CNY (¥)	Equity Attributable to X Financial USD ($)	Equity Attributable to X Financial CNY (¥)	Non-controlling Interest USD ($)	Non-controlling Interest CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Dec. 31, 2015		¥ 145,624		¥ 843,472,003		¥ (463,697,786)		¥ 30,041,980		¥ 409,961,821				¥ 409,961,821
Balance (in shares) at Dec. 31, 2015 | shares	238,095,238	238,095,238
Capital contribution by non-controlling interest												¥ 4,600,000		4,600,000
Capital contribution by owner				16,354,156						16,354,156				16,354,156
Sharebased compensation (Note 12)				37,893,996						37,893,996				37,893,996
Net income (loss)						(119,574,250)				(119,574,250)		(606,609)		(120,180,859)
Foreign currency translation adjustments								27,871,616		27,871,616				27,871,616
Balance at Dec. 31, 2016		¥ 145,624		897,720,155		(583,272,036)		57,913,596		372,507,339		3,993,391		376,500,730
Balance (in shares) at Dec. 31, 2016 | shares	238,095,238	238,095,238
Issuance of new shares (Note 1)	$ 41,992,104	¥ 27,820		999,972,180						1,000,000,000				1,000,000,000
Sharebased compensation (Note 12)				74,009,575						74,009,575				74,009,575
Net income (loss)						340,275,002				340,275,002		(780,350)		339,494,652
Foreign currency translation adjustments								(24,463,956)		(24,463,956)				(24,463,956)
Balance at Dec. 31, 2017	$ 25,226	¥ 173,444	$ 286,772,149	1,971,701,910	$ (35,342,453)	(242,997,034)	$ 4,865,049	33,449,640	$ 256,319,971	1,762,327,960	$ 467,317	3,213,041	$ 256,787,288	¥ 1,765,541,001
Balance (in shares) at Dec. 31, 2017 | shares	280,087,342	280,087,342											280,087,342	280,087,342
Issuance of new shares (Note 1)	$ 2,348	¥ 16,142	99,188,898	681,973,271					99,191,246	681,989,413			$ 99,191,246	¥ 681,989,413
Issuance of new shares (in shares) (Note 1) | shares	23,526,956	23,526,956
Sharebased compensation (Note 12)			24,992,580	171,836,485					24,992,580	171,836,485			24,992,580	171,836,485
Net income (loss)					128,443,298	883,111,893			128,443,298	883,111,893	(8,008)	(55,057)	128,435,290	883,056,836
Acquisition in additional interest of subsidiary			(187,424)	(1,288,635)					(187,424)	(1,288,635)	(307,085)	(2,111,365)	(494,509)	(3,400,000)
Foreign currency translation adjustments							2,769,997	19,045,117	2,769,997	19,045,117			2,769,997	19,045,117
Balance at Dec. 31, 2018	$ 27,574	¥ 189,586	$ 410,766,203	¥ 2,824,223,031	$ 93,100,845	¥ 640,114,859	$ 7,635,046	¥ 52,494,757	$ 511,529,668	¥ 3,517,022,233	$ 152,224	¥ 1,046,619	$ 511,681,892	¥ 3,518,068,852
Balance (in shares) at Dec. 31, 2018 | shares	303,614,298	303,614,298											303,614,298	303,614,298